Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	€ 19,453,617	€ 19,398,017	€ 17,618,685
Inter-segment eliminations
Revenue
Revenue	(1,469,768)	(1,548,091)	(1,498,271)
Care Delivery
Revenue
Revenue	15,577,957	15,592,972	14,031,201
Care Delivery | Segments
Revenue
Revenue	15,577,957	15,592,972	14,031,201
Care Delivery | United States
Revenue
Revenue	12,665,411	12,574,492	11,209,657
Care Delivery | International
Revenue
Revenue	2,912,546	3,018,480	2,821,544
Care Enablement
Revenue
Revenue	3,875,660	3,805,045	3,587,484
Care Enablement | Segments
Revenue
Revenue	5,345,428	5,353,136	5,085,755
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (1,469,768)	€ (1,548,091)	€ (1,498,271)